STOCK OPTIONS (Details 2) - Employee Stock Option [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	58.40%	55.60%	55.80%	58.80%
Expected term (years)	3 years 4 months 24 days	3 years 3 months 18 days	3 years 6 months	3 years 8 months 12 days
Risk-free interest rate	1.00%	0.60%	0.70%	0.60%
Dividend yield	0.00%	0.00%	0.00%	0.00%